Federal Funds Purchased and Repurchase Agreements	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Federal Funds Purchased and Repurchase Agreements

NOTE 8 - FEDERAL FUNDS PURCHASED AND REPURCHASE AGREEMENTS

As of December 31, 2014 and 2013, the Bank had federal funds lines (or the equivalent thereof) with correspondent banks totaling $115,400 and $71,700, respectively. There was $16,825 and $20,825 in outstanding federal funds purchased at December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, securities sold under agreements to repurchase had an outstanding balance of $22,253 and $3,466, respectively, and are secured by securities with carrying amounts of $26,187 and $8,418, respectively. Securities sold under agreements to repurchase are financing arrangements that mature daily. At maturity the securities underlying the agreements are returned to the Company.

Information concerning securities sold under agreements to repurchase is summarized as follows:

	2014	2013
Average daily balance during the year	$12,792	$3,525
Average interest rate during the year	0.58%	0.71%
Maximum month-end balance during the year	$24,466	$5,077
Weighted average interest rate at year end	0.56%	0.73%